Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Revenues	$ 544	$ 1,646	$ 3,287	$ 1,609
Cost of revenues	1,299	2,225	3,661	3,477
Gross loss	755	579	374	1,868
Research and development expenses	2,103	4,255	7,702	6,387
Sales and marketing expenses	1,104	799	3,219	847
General and administrative expenses	1,646	2,787	6,033	2,671
Other expenses (income), net	287	(880)	146	(81)
Operating loss	5,895	7,540	17,474	11,692
Financing expenses	330	1,141	1,383	2,693
Financing income	90	14	88	77
Loss for the period	6,135	8,667	18,769	14,308
Loss from exchange differences on translation of foreign operations		3	2	91
Loss from disposal of foreign operation		466	466
Total other comprehensive loss, net of tax		469	468	91
Total comprehensive loss	$ 6,135	$ 9,136	$ 19,237	$ 14,399